Schedule of 250,000 Stock Options Valuation January 19, 2016 (Details)	12 Months Ended
Dec. 31, 2016 USD ($) yr
Additional Paid-in Capital Schedule Of 250,000 Stock Options Valuation January 19, 2016 1	66.00%
Additional Paid-in Capital Schedule Of 250,000 Stock Options Valuation January 19, 2016 2 | yr	2.5
Additional Paid-in Capital Schedule Of 250,000 Stock Options Valuation January 19, 2016 3	1.11%
Additional Paid-in Capital Schedule Of 250,000 Stock Options Valuation January 19, 2016 4 | $	$ 0